GENERAL (Purchase Price Allocation) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Real estate property	$ 31,399
Other assets, net	74
Total purchase price	31,473
Retail Portfolio In Germany [Member]
Real estate property	31,399
Other assets, net	74
Total purchase price	$ 31,473